Defined Benefit Plans - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) yr Plans	Dec. 31, 2024 EUR (€) yr	Dec. 31, 2023 EUR (€)
Disclosure of defined benefit plans [Line Items]
Plan benefit liability	€ (384)	€ (457)	€ (546)
Defined benefit plan deficit	€ 22	€ (7)
Other	12.00%	13.00%
Debt instrument	32.00%	28.00%
Defined benefit obligation, at present value	€ 2,852	€ 3,140
Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability	(51)	(53)
Defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability	(2,845)	(3,123)	(3,051)
Reimbursement Rights [Member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability	€ (28)	€ (9)	(20)
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr	12.6	13.5
Defined benefit plan deficit	€ 75	€ 95
Contributions were paid into scheme		€ 10
Actuarial assumption of discount rates	5.66%	5.58%
Aegon United Kingdom [member] | Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [Line Items]
Equity instruments		100.00%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit	€ 101	€ (126)
Employer contribution to pension plan	€ 43	€ 145
Number of benefit plans | Plans	2
Remaining average duration of defined benefits obligation | yr	7.9	8
Transamerica Corporation [member] | United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded	€ 145		€ 164
Transamerica Corporation [member] | United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability	€ 170	€ 190
Aegon United States of America [member] | Defined benefit plans [member] | Top of range [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [Line Items]
Other		(16.00%)
Debt instrument		(90.00%)
Equity instruments		(4.00%)
Aegon United States of America [member] | Defined benefit plans [member] | Bottom of range [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [Line Items]
Other		8.00%
Debt instrument		80.00%
Equity instruments		2.00%
Aegon Employees Netherlands B.V. [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr	19.5	20.8
Remaining weighted average duration of other post employment benefit plans		9 years 8 months 12 days	11 years 4 months 24 days
Unfunded post employment benefit plans liabilities		€ 2	€ 4
Actuarial assumption of discount rates	4.00%	3.51%
Defined benefit obligation, at present value	€ 88	€ 90
Aegon Employees Netherlands B.V. [member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability	€ 49	€ 50
Remaining average duration of defined benefits obligation | yr	19.5	20.8
Unfunded post employment benefit plans liabilities	€ 2	€ 3
Actuarial assumption of discount rates	4.00%	3.50%
Aegon Employees Netherlands B.V. [member] | Reimbursement Rights [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	€ 59	€ 80
Aegon Employees Netherlands B.V. [member] | Reimbursement Rights [Member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	€ 33	€ 44